Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock	Additional Paid-In Capital	Common Stock Issuable	Accumulated Deficit	Total
Beginning balance, shares at Mar. 31, 2017	7,582,060
Beginning balance, amount at Mar. 31, 2017	$ 7,582	$ 404,467	$ 0	$ (49,417)	$ 362,632
Reverse capitalization, shares	1,168,182
Reverse capitalization, amount	$ 1,168	(117,445)			(116,277)
Shares issued for cash, shares	7,233,031
Shares issued for cash, amount	$ 7,233	4,724,639			4,731,872
Stock-based compensation					0
Net loss				(659,246)	(659,246)
Ending balance, shares at Mar. 31, 2018	15,983,273
Ending balance, amount at Mar. 31, 2018	$ 15,983	5,011,661	0	(708,663)	4,318,981
Net loss				(249,566)	(249,566)
Ending balance, shares at Jun. 30, 2018	15,983,273
Ending balance, amount at Jun. 30, 2018	$ 15,983	5,011,661	0	(958,229)	4,069,415
Beginning balance, shares at Mar. 31, 2018	15,983,273
Beginning balance, amount at Mar. 31, 2018	$ 15,983	5,011,661	0	(708,663)	4,318,981
Stock-based compensation					374,006
Net loss					(1,532,545)
Ending balance, shares at Dec. 31, 2018	17,799,705
Ending balance, amount at Dec. 31, 2018	$ 17,800	9,387,566	0	(2,241,208)	7,164,158
Beginning balance, shares at Mar. 31, 2018	15,983,273
Beginning balance, amount at Mar. 31, 2018	$ 15,983	5,011,661	0	(708,663)	4,318,981
Shares issued for cash, shares	1,856,988
Shares issued for cash, amount	$ 1,857	4,140,809			4,142,666
Shares issued for services, amount			19,800		19,800
Stock-based compensation		532,108			532,108
Net loss				(2,539,498)	(2,539,498)
Ending balance, shares at Mar. 31, 2019	17,840,261
Ending balance, amount at Mar. 31, 2019	$ 17,840	9,684,578	19,800	(3,248,161)	6,474,057
Beginning balance, shares at Jun. 30, 2018	15,983,273
Beginning balance, amount at Jun. 30, 2018	$ 15,983	5,011,661	0	(958,229)	4,069,415
Stock-based compensation		166,170			166,170
Net loss				(543,774)	(543,774)
Ending balance, shares at Sep. 30, 2018	15,983,273
Ending balance, amount at Sep. 30, 2018	$ 15,983	5,177,831	0	(1,502,003)	3,691,811
Stock-based compensation		191,170			191,170
Net loss				(739,205)	(739,205)
Ending balance, shares at Dec. 31, 2018	17,799,705
Ending balance, amount at Dec. 31, 2018	$ 17,800	9,387,566	0	(2,241,208)	7,164,158
Beginning balance, shares at Mar. 31, 2019	17,840,261
Beginning balance, amount at Mar. 31, 2019	$ 17,840	9,684,578	19,800	(3,248,161)	6,474,057
Shares issued for services, shares	30,000
Shares issued for services, amount	$ 30	19,770	(19,800)		0
Stock-based compensation		194,428			194,428
Net loss				(1,122,198)	(1,122,198)
Ending balance, shares at Jun. 30, 2019	17,870,261
Ending balance, amount at Jun. 30, 2019	$ 17,870	9,898,776	0	(4,370,359)	5,546,287
Beginning balance, shares at Mar. 31, 2019	17,840,261
Beginning balance, amount at Mar. 31, 2019	$ 17,840	9,684,578	19,800	(3,248,161)	6,474,057
Stock-based compensation					537,528
Net loss					(3,403,281)
Ending balance, shares at Dec. 31, 2019	17,870,261
Ending balance, amount at Dec. 31, 2019	$ 17,870	10,241,876	0	(6,651,442)	3,608,304
Beginning balance, shares at Jun. 30, 2019	17,870,261
Beginning balance, amount at Jun. 30, 2019	$ 17,870	9,898,776	0	(4,370,359)	5,546,287
Stock-based compensation		156,355			156,355
Net loss				(1,147,566)	(1,147,566)
Ending balance, shares at Sep. 30, 2019	17,870,261
Ending balance, amount at Sep. 30, 2019	$ 17,870	10,055,131	0	(5,517,925)	4,555,076
Stock-based compensation		186,745			186,745
Net loss				(1,133,517)	(1,133,517)
Ending balance, shares at Dec. 31, 2019	17,870,261
Ending balance, amount at Dec. 31, 2019	$ 17,870	$ 10,241,876	$ 0	$ (6,651,442)	$ 3,608,304